Dummy ID	Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
JFOZEBJDUZC	xx		xx	Connecticut	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Refinance	790	1	xx	10	$4,486.99	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		48.389%		Full Documentation	QC Complete	10/03/2022
RABXLRUWVAV	xx		xx	California	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :       Charged:    6.969%        Allowed:    5.120%              Over  by: +1.849%.

This loan failed the CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :      Charged:       6.969%        Allowed:    5.120%         Over by:       +1.849%.

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Cash Out	647	25.25	xx	25	$30,255.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	15.472%		Alternative	QC Complete	05/02/2022
HLUDKY10UK2	xx		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Refinance						Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	04/15/2022
22SV1UPP5FA	xx		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase	814					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	04/28/2022
PNSW5AXXBZO	xx		xx	Texas	Non-QM/Compliant	2	2	2	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:        Charged      6.283%         Allowed       5.420%         Over by     +0.863%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in the file for not meeting the minimum of $50K in equity.	FICO: 804 DTI: 37.86% Reserves: $37,401.84	PUD	xx	xx	xx	Primary	Purchase	804		xx	17.16	$7,395.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.865%	No	Alternative	QC Complete	10/03/2022
YB1BX3BKNOL	xx		xx	Illinois	Non-QM/Compliant	4	2	2	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test FAIL charged 6.187% allowed 5.420% over by +0.767%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (WAIVED) Cash reserves less than required by guidelines - EV W
COMMENT:   Reserves are less than required by guidelines.  Verified assets in the amount of $60,244.45 - $36,785.07 = $23,459.38 left for reserves.  PITIA of $5,144.24 x 6 months = $30,865.44 required in reserves.  $30,865.44 - $23,459.38 = $7,406.06, subject loan is short $7,406.06 in reserves.

4/27/2022 - Received Gift of Equity Letter and Final CD.  Final CD reflects the adjustment for the Gift Equity leaving the Borrower responsible for $36,785.07 at closing and six months of reserves are required in the amount of $30,865.44.  Closing Costs of $36,785.07 plus six months of reserves of $30,865.44 = $67,650.51.  Verified assets in the amount of $60,244.45 - the Closing Costs and Reserves total of $67,650.51 is short $7,406.06 in reserves.

5/2/2022 - Received exception approval form for 6 month reserve requirement with compensating factors and hence condition is waived off

*** (WAIVED) Loan does not conform to program guidelines - EV W
COMMENT:   Approved guideline exception in file for exceeding max LTV of 75% for a first time home buyer with a fico score of 667, subject loan closed with an LTV of xx.
																	DTI: 26.75%/42.05% FICO: 667 Years on Job: 4 yrs DTI: 26.75%/42.05% FICO: 667 Years on Job: 4 yrs	PUD	xx	xx	xx	Primary	Purchase	667			23	$19,231.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.053%	Yes	Alternative	QC Complete	10/03/2022
PEZ1UM4C0RQ	xx		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Cash Out	707					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	04/25/2022
SQLQSPYHXEN	xx		xx	Pennsylvania	Not Covered/Exempt	4	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: File contains guideline exception for not meeting the $50K minimum of equity, however the form does not reflect if it was approved. 5/4/2022 - Received exception approval form for $50K minimum of equity stating to allow a$40K equity deal. Appraisal value came in at xx. Market rent is high DSCR %. Borrower is an experienced investor. Hence condition is waived off.	DSCR: 1.52 LTV/CLTV: xx/xx	Single Family	xx	xx	xx	Investor	Cash Out	684					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx			Alternative	QC Complete	10/03/2022
0424PJUKHX0	xx		xx	Florida	Not Covered/Exempt	1	1	1	1	1	No	No						PUD	xx	xx	xx	Investor	Purchase						Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:			No	Alternative	QC Complete	05/10/2022
V43T5BPCRJO	xx		xx	Connecticut	Not Covered/Exempt	1	1	1	1	1	No	No						3 Family	xx	xx	xx	Investor	Cash Out	810					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/03/2022
QLGNP2CPV5Q	xx		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	743					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/03/2022
CFJDKD1D3DX	xx		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Purchase	754		xx	5.33	$22,228.51	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		49.653%	No	Alternative	QC Complete	10/03/2022
MOUY5E5TEWC	xx		xx	Pennsylvania	Not Covered/Exempt	2	2	2	1	1	No	No				*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not having 12 months of primary housing history. Borrower lives rent free with parents.	LTV/CLTV: xx/xx FICO: 758 Years at Present Address: 9+ Mortgage History: 0x30	Single Family	xx	xx	xx	Investor	Cash Out	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	10/03/2022
B2EUTG1RNDL	xx		xx	Michigan	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test Fail Charged  7.528%  5.730%  +1.798%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Cash Out	628	10	xx	9.42	$4,580.78	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.646%		Alternative	QC Complete	10/03/2022
KVB5CFJ2UTU	xx		xx	New Jersey	Not Covered/Exempt	3	1	1	1	1	No	No			*** (CURED) Assets do not meet guidelines - EV R COMMENT: Bank statement provided is incomplete. Missing 2 months bank statement of borrower from xx#xx to verify. Final 1003 reflects xx#xx & the bank statement provided account xx#xx is dated period from 04/12/2022-04/25/2022 with ending balance of $70,000. Require a complete bank statement for 2 months. 5/9/2022 - Received confirmation from client that as per guideline for InvestorX program the funds to close need to only be seasoned for 10 days and condition is waived.			Single Family	xx	xx	xx	Investor	Purchase	747					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	05/03/2022
0VGE3KAKPZW	xx		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL   Charged  7.158%   Allowed  5.990%   Over-by+1.168%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	672		xx	10	$9,409.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.021%	No	Alternative	QC Complete	10/03/2022
5N35XYB1OME	xx		xx	Massachusetts	Not Covered/Exempt	1	1	1	1	1	No	No						2 Family	xx	xx	xx	Investor	Cash Out	680					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/02/2022
B00KUQDUV0Y	xx		xx	Texas	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged  7.681% Allowed  6.990% Over By  +0.691%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	629		xx	5.92	$18,869.69	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		37.273%	No	Alternative	QC Complete	10/03/2022
KRPOCJWV3BM	xx		xx	California	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :                 Charged          6.973%                Allowed           6.240%               Over by        +0.733%

This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test FAIL :                 Charged       6.973%                  Allowed       6.240%              Over by        +0.733%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Cash Out	703	5	xx	7	$13,689.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report	xx	33.636%		Alternative	QC Complete	10/03/2022
GSRYJS2BXI1	xx		xx	Utah	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL:  Charged 7.357%       Allowed 6.290%     Over By +1.067%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	603		xx	3	$7,047.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.203%	No	Alternative	QC Complete	10/03/2022
OAVIL43W3BS	xx		xx	California	Non-QM/Compliant	2	1	1	1	1	No	No
*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged 7.011% Allowed 6.290% Over By+0.721%

This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL Charged 7.011%  Allowed 6.290% Over by+0.721%

Resolved : HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).
																		Single Family	xx	xx	xx	Primary	Purchase	656		xx	2	$9,901.34	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		45.908%	No	Full Documentation	QC Complete	05/12/2022
M5UAPTSP3HU	xx		xx	Georgia	Not Covered/Exempt	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Investor	Cash Out	776					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx			Alternative	QC Complete	05/03/2022
A0AXJIT53NW	xx		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: TRID Tolerance is No results due to Initial Closing Disclosure is missing from the loan packages. Final CD is borrower executed on 5/7/2022, three days prior Initial Closing disclosure is missing. Note : We have CD on loan packages with issued on 5/4/2022 and borrower signed on 5/5/2022, will not consider as a Initial CD because not covering three days to Final CD. Resolved 05/19/2022 : Initial CD dated 5/4/2022 received and hence condition was cleared.			Single Family	xx	xx	xx	Secondary	Cash Out	708		xx	24.42	$18,359.48	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.338%		Alternative	QC Complete	05/16/2022
XM5IUPWD5H2	xx		xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No						Single Family	xx	xx	xx	Primary	Purchase	680		xx	4.5	$8,909.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.845%	No	Full Documentation	QC Complete	10/03/2022